Consolidated Statements of changes in Equity - USD ($) $ in Thousands	Class A shares	Class B shares	Treasury Stock	Total Ordinary Shares	Ordinary shares Par value	Additional paid - in capital	Retained earnings	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2017							$ 1	$ 1	$ 2
Balance (in Shares) at Dec. 31, 2017
Reverse acquisition adjustments					6	(6)
Reverse acquisition adjustments (in Shares)	46,051,534	16,409,405		62,460,939
Net income							(136)		(136)
Foreign currency translation								4	4
Balance at Dec. 31, 2018					6	(6)	(135)	5	(130)
Balance (in Shares) at Dec. 31, 2018	46,051,534	16,409,405		62,460,939
Net income							1,470		1,470
Foreign currency translation							5	(21)	(16)
Balance at Dec. 31, 2019					6	(6)	1,340	(16)	1,324
Balance (in Shares) at Dec. 31, 2019	46,051,534	16,409,405		62,460,939
Acquisition of China Rapid Finance					7	9,654			9,661
Acquisition of China Rapid Finance (in Shares)	66,700,624	5,935,606		72,636,230
Cash paid by investors pursuant to reverse acquisition						1,000			1,000
Issuance of Class A Ordinary Shares and warrant closed on July 1, 2020, August 27, 2020, Movement 3, 2020					19	38,425			38,444
Issuance of Class A Ordinary Shares and warrant closed on July 1, 2020, August 27, 2020, Movement 3, 2020 (in Shares)	186,363,343			186,363,343
Issuance of Class A Ordinary Shares and warrant closed on 23/12/2020					3	3,575			3,578
Issuance of Class A Ordinary Shares and warrant closed on 23/12/2020 (in Shares)	52,000,000		(26,000,000)	26,000,000
Share based compensation granted to management					1	952		(2)	951
Share based compensation granted to management (in Shares)	2,501,484	2,123,641		4,625,125
Net income							4,404		4,404
Foreign currency translation					24		94	756	874
Balance at Dec. 31, 2020					$ 60	$ 53,600	$ 5,838	$ 738	$ 60,236
Balance (in Shares) at Dec. 31, 2020	353,616,985	24,468,652	(26,000,000)	352,085,637